Supplement to the
Construction and Housing Portfolio
April 29, 2017
As Revised December 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Construction and Housing Portfolio has been removed.

HOU-SUM-17-02 1.9886528.101	December 29, 2017